Related Party Transactions - Summary of Company's Combined Balance Sheets and Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Combined Balance Sheets
Accounts payable	$ 248.2	$ 246.7
Participations and residuals, current	642.4	647.8
Participations and residuals, noncurrent	409.3	435.1
Combined Statements of Operations
Revenues	3,195.5	2,986.4	$ 3,083.8
Equity Method Investee [Member]
Combined Balance Sheets
Accounts receivable	8.7	8.1
Investment in films and television programs	1.1	2.2
Total due from related parties	9.8	10.3
Accounts payable	17.6	16.8
Participations and residuals, current	11.1	5.5
Participations and residuals, noncurrent	1.8	1.3
Deferred revenue, current	0.1	0.1
Total due to related parties	30.6	23.7
Combined Statements of Operations
Revenues	3.3	3.0	4.8
Distribution and marketing expense	3.0	0.8	0.4
Direct operating	$ 4.6	$ 5.0	$ 8.3